Goodwill	6 Months Ended
Jun. 30, 2017
Goodwill [Abstract]
GOODWILL	NOTE 5: GOODWILL Goodwill as of June 30, 2017 and December 31, 2016 consisted of the following:

Balance January 1, 2016	$1,579
Balance December 31, 2016	1,579

Balance June 30, 2017	$1,579